Income taxes	12 Months Ended
Dec. 31, 2013
Income taxes
Income taxes

15.                     Income taxes

a.                            Income tax (benefit) expense was comprised as follows:

				Predecessor
	Successor Registrant			Registrant
			Period from	Period from
			May 26, 2011	January 1, 2011
			through	through
			December 31,	May 25,
	2013	2012	2011	2011
Current:
ISR	$271	$1,037	$543	$97
IETU	—	41	43	356
Total current	271	1,078	586	453

Deferred:
ISR	(78,214)	(26,435)	6,075	(10,394)
IETU	(25,382)	(4,812)	5,612	2,157
Change in valuation allowance	37,275	15,676	(873)	10,394
Total deferred	(66,321)	(15,571)	10,814	2,157
Total income tax (benefit) expense	$(66,050)	$(14,493)	$11,400	$2,610

b.                            The provision (benefit) for income taxes differs from the amount computed by applying the Mexican statutory income tax rate of 30 percent on the income (loss) from continuing operations before income taxes as a result of the following items:

	2013	2012	2011
Expected income tax expense (benefit) at statutory rate	$(18,288)	$7,884	$(10,097)
Tax inflation and statutory foreign exchange effects	(4,542)	3,638	4,787
Nondeductible expenses	254	1,568	1,953
ISR and IETU hybrid method	—	(21,714)	7,846
Use of previously reserved tax loss carryforwards	(11,839)	(21,545)	—
Application of the initial cumulative effect of deferred tax for change in Tax Law	(68,910)	—	—
Change in valuation allowance	37,275	15,676	9,521

Total income tax (benefit) expense	$(66,050)	$(14,493)	$14,010

c.                             The significant components of the net deferred tax asset (liability) are:

	2013	2012

Deferred tax assets:
Tax loss carryforwards	$115,026	$58,670
Concessions, net	67,593	35,371
Credits on IETU losses	—	6,998
Deferred revenue	7,225	7,071
Accrued expenses and other	4,144	2,016
Total deferred tax assets before valuation allowance	193,988	110,126
Valuation allowance for deferred tax assets	(87,448)	(50,173)
Net deferred tax assets	106,540	59,953
Deferred tax liabilities:
Satellites and equipment, net	(43,453)	(54,656)
Intangibles, net	(1,228)	(7,823)
Prepaid insurance and other	(429)	(1,621)
Deferred financing cost	—	(744)
Total deferred tax liabilities	(45,110)	(64,844)

Net deferred tax asset (liability)	$61,430	$(4,891)

Classification on consolidated balance sheets:
Current deferred tax assets	$79	$2,475
Long-term deferred tax assets	61,351	—
Long-term deferred tax liabilities	—	(7,366)

Net deferred tax assets (liabilities)	$61,430	$(4,891)

As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regards to future realization of deferred tax assets. The Company assesses the recoverability of its tax loss carryforwards and other deferred tax assets and based upon this analysis records a valuation allowance to the extent recoverability does not satisfy the “more likely than not” recognition criteria. The Company continues to maintain the valuation allowance until sufficient positive evidence exists to support full or partial reversal. As of December 31, 2013 and 2012, Satmex had a valuation allowance totaling $87.4 million and $50.1 million against deferred tax assets and tax loss carryforwards due to the limited carryforward periods, respectively. As a result of the elimination of IETU in the Mexican fiscal reform enacted in 2013, deferred IETU was eliminated, subsequent to which the Company determined that it would now benefit from tax loss carryforwards and other deferred tax assets that were previously considered unrecoverable.  Accordingly, deferred income taxes reflect the recognition of those future benefits from tax loss carryforwards and other assets.

As of December 31, 2013, Satmex has tax loss carryforwards, which are available to offset future taxable income, as follows:

Amounts (1)
Expiration Date	Tax loss carryforwards

2014	$31,566
2016	235,611
2017	25,502
2018	82,183
2021	8,557

$383,419

(1)                      The amounts presented above have been adjusted for Mexican inflation as permitted by Mexican tax law.

In 2013 and 2012, the Company used $44.1 million and $72.6 million of tax loss carryforwards, respectively. In 2013 and 2011, $38.1 million and $69 million of tax loss carryforwards expired, respectively.

d.                            Statutory income tax rates - Mexican companies are subject to ISR and through December 31, 2013, IETU, of which they were required to pay the greater of the two taxes. Accordingly, deferred income taxes prior to that date were prepared based on the tax regime expected to be paid in the future.  Deferred IETU was eliminated in 2013 as a result of the 2013 fiscal reforms.

The ISR rate in 2013, 2012 and 2011 was 30%. In accordance with the Mexican Federal Income Tax Law for 2014, which was enacted in 2013, the ISR rate applicable to companies will remain at 30%.

e.                             Uncertain tax positions - The Company has not taken any uncertain tax positions for which it believes it is more likely than not, based on technical merits, that it will not receive benefits taken for its tax positions. The tax years that remain subject to examination by the tax authorities include 2009 — 2013.